Related party transactions - Related party transactions with affiliated company - Additional Information 1 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction
Related Party Transaction, Amounts of Transaction	$ 8,360,000	$ 1,491,000
Related Party With Investment Companies
Related Party Transaction
Line of credit facility maximum borrowing capacity	275,000,000	330,000,000
Administrative Fees	6,300,000	6,400,000
Waived Fees	2,800,000	2,200,000
Net fees	$ 3,500,000	4,200,000
Credit Facilities Terms	The aggregate sum of all outstanding balances under all credit facilities that may be made available by BPPR, from time to time, to those investment companies for which BPPR acts as investment advisor or co-investment advisor, shall never exceed the lesser of $200 million or 10% of BPPR’s capital.
Line of credit facility average amount oustanding	$ 0
Banco Popular Foundation
Related Party Transaction
Donations Expenses	1,400,000	1,400,000
BPPR Foundation
Related Party Transaction
Donations Expenses	1,600,000	1,100,000
Related party exclude Evertec
Related Party Transaction
Deposits	$ 851,000,000	$ 576,000,000